GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA	12 Months Ended
Dec. 31, 2011
GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA [Abstract]
GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA
NOTE 13:-	GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA

a.	Business segment, geographical areas and foreign operations:

The Company applies ASC 280, "Segment Reporting". The Company manages its business on the basis of one reportable segment (see Note 1 for a brief description of the Company's business). Total revenues are attributed to geographic areas based on the location of the customers.

b.	Geographical information:

1.	Revenues:

	Year ended December 31,
	2009	2010	2011

Product sales

Israel	$42	$16	$120
Far East (excluding Japan)	1,802	1,176	713
Europe	8,006	6,055	10,370
North and South America	1,078	1,590	1,635
Africa	10	16	864
Japan	273	312	347

	11,211	9,165	14,049

Service revenues

Israel	108	52	54
Far East (excluding Japan)	1,960	1,848	2,258
Europe	8,411	8,260	10,111
North and South America	1,030	1,236	1,247
Africa	44	67	103
Japan	770	1,134	851

	12,323	12,597	14,624

Total revenues *)	$23,534	$21,762	$28,673

Sales to single customers exceeding  10% of revenues:

Customer A	11%	*)	-	*)	-

*)	In the years 2010 and 2011 there were no sales to a single customer exceeding 10% of revenues.

2.	The following is a summary of long-lived assets within geographic areas based on the assets' locations:

	Year ended December 31,
	2009	2010	2011

UK	$4,312	$4,074	$4,009
Israel	2,067	2,131	2,135
Other	171	168	194

Total Long-lived assets:	$6,550	$6,373	$6,338